CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Jul. 02, 2018	Dec. 31, 2017	Jun. 30, 2016	Jun. 13, 2016	May 31, 2016	May 20, 2016	May 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 0.1			$ 2.00		$ 2.00
Common shares, shares authorized (in shares)	111,111,111.000000	111,111,111
Common shares, shares outstanding (in shares)	100,000,000				508,444,280		500,944,280
Predecessor
Equity
Common shares, par value (in dollars per share)			$ 2.00					$ 2
Common shares, shares authorized (in shares)			800,000,000
Common shares, shares outstanding (in shares)			504,518,940